Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Broad Opportunities Fund | Class Y | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DIOYX
BNY Mellon Broad Opportunities Fund | Class I | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DIOIX
BNY Mellon Broad Opportunities Fund | Class C | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DIOCX
BNY Mellon Broad Opportunities Fund | Class A | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DIOAX
BNY Mellon Broad Opportunities Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DTLXX
BNY Mellon Global Real Return Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRRYX
BNY Mellon Global Real Return Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRRIX
BNY Mellon Global Real Return Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRRCX
BNY Mellon Global Real Return Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRRAX
BNY Mellon Dynamic Total Return Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	AVGYX
BNY Mellon Dynamic Total Return Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	AVGRX
BNY Mellon Dynamic Total Return Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	AVGCX
BNY Mellon Dynamic Total Return Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	AVGAX
BNY Mellon Global Dynamic Bond Income Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DGDYX
BNY Mellon Global Dynamic Bond Income Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DGDIX
BNY Mellon Global Dynamic Bond Income Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DGDCX
BNY Mellon Global Dynamic Bond Income Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DGDAX
BNY Mellon Sustainable Balanced Fund | Class K | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRAKX
BNY Mellon Sustainable Balanced Fund | Service Shares | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRASK
BNY Mellon International Stock Index Fund | Class I | BNY MELLON INDEX FUNDS, INC.
Prospectus:
Trading Symbol	DINIX
BNY Mellon International Stock Index Fund | Investor Shares | BNY MELLON INDEX FUNDS, INC.
Prospectus:
Trading Symbol	DIISX
BNY Mellon S&P 500 Index Fund | BNY Mellon S&P 500 Index Fund | BNY MELLON INDEX FUNDS, INC.
Prospectus:
Trading Symbol	PEOPX
BNY Mellon Smallcap Stock Index Fund | Class I | BNY MELLON INDEX FUNDS, INC.
Prospectus:
Trading Symbol	DISIX
BNY Mellon Smallcap Stock Index Fund | Investor Shares | BNY MELLON INDEX FUNDS, INC.
Prospectus:
Trading Symbol	DISSX
BNY Mellon Alternative Diversifier Strategies Fund | Class Y | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DRYNX
BNY Mellon Alternative Diversifier Strategies Fund | Class I | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DRNIX
BNY Mellon Alternative Diversifier Strategies Fund | Class C | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DRNCX
BNY Mellon Alternative Diversifier Strategies Fund | Class A | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DRNAX
BNY Mellon Global Emerging Markets Fund | Class Y | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DGEYX
BNY Mellon Global Emerging Markets Fund | Class I | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DGIEX
BNY Mellon Global Emerging Markets Fund | Class C | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DGECX
BNY Mellon Global Emerging Markets Fund | Class A | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DGEAX
BNY Mellon Yield Enhancement Strategy Fund | Class A | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DABMX
BNY Mellon Yield Enhancement Strategy Fund | Class Y | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DABJX
BNY Mellon Yield Enhancement Strategy Fund | Class I | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DABKX
BNY Mellon Yield Enhancement Strategy Fund | Class C | BNY Mellon Investment Funds II, Inc.
Prospectus:
Trading Symbol	DABLX
BNY Mellon Global Equity Income Fund | Class Y | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DEQYX
BNY Mellon Global Equity Income Fund | Class I | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DQEIX
BNY Mellon Global Equity Income Fund | Class C | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DEQCX
BNY Mellon Global Equity Income Fund | Class A | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DEQAX
BNY Mellon International Bond Fund | Class Y | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DIBYX
BNY Mellon International Bond Fund | Class I | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DIBRX
BNY Mellon International Bond Fund | Class C | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DIBCX
BNY Mellon International Bond Fund | Class A | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DIBAX
BNY Mellon Institutional S&P 500 Stock Index Fund | Class I | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DSPIX
BNY Mellon Bond Market Index Fund | Class I | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DBIRX
BNY Mellon Bond Market Index Fund | Investor Shares | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DBMIX
BNY Mellon Tax Managed Growth Fund | Class I | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DPTRX
BNY Mellon Tax Managed Growth Fund | Class C | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DPTAX
BNY Mellon Tax Managed Growth Fund | Class A | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DTMGX
BNY Mellon Diversified International Fund | Class Y | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DDIFX
BNY Mellon Diversified International Fund | Class I | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DFPIX
BNY Mellon Diversified International Fund | Class C | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DFPCX
BNY Mellon Diversified International Fund | Class A | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DFPAX
BNY Mellon Global Real Estate Securities Fund | Class Y | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DRLYX
BNY Mellon Global Real Estate Securities Fund | Class I | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DRLIX
BNY Mellon Global Real Estate Securities Fund | Class C | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DGBCX
BNY Mellon Global Real Estate Securities Fund | Class A | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DRLAX
BNY Mellon Midcap Index Fund, Inc. | Class I | BNY MELLON MIDCAP INDEX FUND, INC.
Prospectus:
Trading Symbol	DMIDX
BNY Mellon Midcap Index Fund, Inc. | Investor Shares | BNY MELLON MIDCAP INDEX FUND, INC.
Prospectus:
Trading Symbol	PESPX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class Y | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFYX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class I | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFIX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class C | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFCX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class A | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFAX
BNY Mellon International Small Cap Fund | Class Y | BNY MELLON STOCK FUNDS
Prospectus:
Trading Symbol	DYYPX
BNY Mellon International Small Cap Fund | Class I | BNY MELLON STOCK FUNDS
Prospectus:
Trading Symbol	DYIPX
BNY Mellon International Small Cap Fund | Class C | BNY MELLON STOCK FUNDS
Prospectus:
Trading Symbol	DYCPX
BNY Mellon International Small Cap Fund | Class A | BNY MELLON STOCK FUNDS
Prospectus:
Trading Symbol	DYAPX
BNY Mellon Worldwide Growth Fund, Inc. | Class Y | BNY Mellon Worldwide Growth Fund, Inc.
Prospectus:
Trading Symbol	DPRIX
BNY Mellon Worldwide Growth Fund, Inc. | Class I | BNY Mellon Worldwide Growth Fund, Inc.
Prospectus:
Trading Symbol	DPWRX
BNY Mellon Worldwide Growth Fund, Inc. | Class C | BNY Mellon Worldwide Growth Fund, Inc.
Prospectus:
Trading Symbol	PGRCX
BNY Mellon Worldwide Growth Fund, Inc. | Class A | BNY Mellon Worldwide Growth Fund, Inc.
Prospectus:
Trading Symbol	PGROX